Share Based Payment Arrangements - Schedule of Weighted Average Assumptions Used for Calculating Fair Value of Stock Options Granted (Details) - Black-scholes Option Pricing Model		Jul. 27, 2020 yr $ / shares	Feb. 27, 2019 yr $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price		$ 40.41	$ 30.71
Average expected option life | yr		4.5	4.5
Risk-free interest rate		0.71%	1.88%
Expected stock price volatility	[1]	26.29%	24.30%
Average dividend yield		2.62%	2.72%
Weighted average fair value per option of options granted		$ 6.73	$ 6.74

[1]	Expected stock price volatility is based on the historical volatility of the Group’s stock over a period commensurate with the expected term of the award.